22. Deferred revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenues [Abstract]
Balances as at January 1, 2019	R$ (20,798)	R$ (12,305)
Additions	1,845	(23,545)
Write-offs	10,833	15,052
Balances as at December 31, 2019	R$ (8,120)	R$ (20,798)